Other gains, net	12 Months Ended
Dec. 31, 2025
Other gains, net [Abstract]
Other gains, net
22.	Other gains, net

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Other income	24,416	22,730	10,499
Other expenses	(333)	(1,802)	(4,015)
	24,083	20,928	6,484

Other income mainly comprises interest income, investment income, exchange gains and losses and gains on derecognition of convertible bonds issued. A significant component of other income for the year ended December 31, 2025, specifically recognized within "Other gains, net", arose from a major debt restructuring event.